Balance Sheet Details - Schedule of Inventories (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 39,000	$ 82,000
Finished goods	158,000	191,000
Inventory, net	$ 197,000	$ 273,000